PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
PROPERTY, EQUIPMENT, AND OTHER ASSETS—NET [Abstract]
Depreciation expense on property and equipment	$ 7.0	$ 6.7	$ 5.5